Statements of Changes in Stockholder's Equity (USD $) In Thousands, unless otherwise specified	Total	Common Stock	Additional Paid-in Capital	Retained Earnings	Accumulated Other Comprehensive Income
Balance at Dec. 31, 2009 (As Previously Reported)	$ 60,681	$ 2,000	$ 43,006	$ 12,255	$ 3,420
Balance (Effect of Change)	(195)	0	0	(195)	0
Balance at Dec. 31, 2009	60,486	2,000	43,006	12,060	3,420
Equity
Dividends	(15,000)	0	0	(15,000)	0
Capital contribution (Note 7)	0
Net income	7,728	0	0	7,728	0
Other comprehensive income	972	0	0	0	972
Balance at Dec. 31, 2010	54,186	2,000	43,006	4,788	4,392
Equity
Dividends	(4,381)	0	0	(4,381)	0
Capital contribution (Note 7)	2,127	0	2,127	0	0
Net income	1,778	0	0	1,778	0
Other comprehensive income	3,623	0	0	0	3,623
Balance at Dec. 31, 2011	57,333	2,000	45,133	2,185	8,015
Equity
Dividends	(609)	0	0	(609)	0
Capital contribution (Note 7)	0
Net income	4,884	0	0	4,884	0
Other comprehensive income	2,590	0	0	0	2,590
Balance at Dec. 31, 2012	$ 64,198	$ 2,000	$ 45,133	$ 6,460	$ 10,605